Income Taxes (Details 4) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Tax effects of temporary differences giving rise to deferred tax assets
Inventories	$ 275	$ 697
Accrued expenses	8,483	3,121
Deferred government grants	684	233
Fixed assets	3,484	2,327
Tax losses carried forward	6,375	6,035
Less: valuation allowance	(9,981)	(8,469)
Deferred tax assets	$ 9,320	$ 3,944